OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2025	2024

Other non-current assets
Customer acquisition costs *	94	87
Tax advances (non-income tax)	24	6
Loans to customers, net of expected credit losses **	31	15
Other non-financial assets	85	84
Total other non-current assets	234	192

Other current assets
Advances to suppliers	85	66
Input value added tax	50	46
Prepaid taxes	51	49
Other assets	30	80
Total other current assets	216	241
* For further details including the accounting policy, refer to Note 3—Revenue of these consolidated financial statements.
** Loans to customers relate to our banking operations in Pakistan.
Other liabilities consisted of the following items as of December 31:

	2025	2024

Other non-current liabilities
Long-term deferred revenue *	7	8
Other liabilities	11	14
Total other non-current liabilities	18	22

Other current liabilities
Taxes payable (non-income tax)	129	130
Short-term deferred revenue *	144	93
Customer advances *	73	36
Other payments to authorities	53	63
Due to employees	102	80
Other liabilities	38	30
Total other current liabilities	539	432
*For further details including the accounting policy, refer to Note 3—Revenue of these consolidated financial statements.